Income tax - Summary of Income Tax Expense (Benefit) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax expense
Current year	€ 185	€ 237	€ 61
Changes in estimates in respect to prior years	29	8	(9)
Total current tax expense	214	245	52
Deferred tax benefit
Temporary differences	368	38	(115)
Change in recognition of deferred tax	(510)	(88)	92
Change in tax rates	(1)	(1)	(1)
Changes in estimates in respect to prior years	(2)	2	(1)
Benefit of tax credits	(41)	0	0
Other	(16)	7	0
Total deferred tax expense/(benefit)	(202)	(42)	(25)
Income tax expense	€ 12	€ 203	€ 27